UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:
John Hancock Trust
601 Congress Street
Boston, MA 02210

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]
Shares of Beneficial Interest

3. Investment Company Act File Number: 811-4146
Securities Act File Number: 2-94157

4(a). Last day of fiscal year for which this Form is filed: December 31, 2008

4(b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:
(i)	Aggregate sale price of securities sold during the
	fiscal year pursuant to section 24 (f):	$ 6,628,066,875
(ii)	Aggregate price of securities redeemed or
	repurchased during the fiscal year:	$(1,367,826,699)
(iii)	Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than
October 11, 1995 that were not previously used to
	reduce registration fees payable to the Commission:	$
(iv)	Total available redemption credits [add items 5(ii)
	and 5(iii)]:	$(1,367,826,699)
(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]	$ 5,260,240,176
(vi)	Redemption credits available for use in future years
- if Item 5(i) is less than Item 5(iv) [subtract Item (iv)
	from Item 5(i)]:	$
(vii)	Multiplier for determining registration fee (See
	Instruction C.9):	x 0.00005580
(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)]
	(enter “0” if no fee is due):	=$ 293,521.40

6.		Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
	securities (number of shares or other units) deducted here:	. If there is a number of shares or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

7.		Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see
Instruction D):
$0

8.		Total of the amount of the registration fees due plus any interest due [line 5(viii) plus line 7]:

=$ 293,521.40

9.		Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
Method of Delivery:
[ x ] Wire Transfer CIK0000756913

[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael J. Leary
Michael J. Leary,
Assistant Treasurer

Date: March 30, 2009